STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.0%
Aerospace & Defense - .1%
The Boeing Company, Sr. Unscd. Notes	3.20	3/1/2029	280,000		298,578
Asset-Backed Certificates - .5%
CNH Equipment Trust, Ser. 2018-B, Cl. A4	3.37	5/15/2024	495,000		515,311
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/2022	162,998	[a]	162,991
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	100,000	[a]	101,803
Verizon Owner Trust, Ser. 2017-3A, Cl. A1A	2.06	4/20/2022	400,000	[a]	400,363
Verizon Owner Trust, Ser. 2018-1A, Cl. A1A	2.82	9/20/2022	360,000	[a]	363,225
				1,543,693
Asset-Backed Ctfs./Auto Receivables - .9%
AmeriCredit Automobile Receivable Trust, Ser. 2017-4, Cl. A3	2.04	7/18/2022	449,155		448,886
AmeriCredit Automobile Receivables Trust, Ser. 2015-3, Cl. C	2.73	3/8/2021	137,278		137,327
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	170,000		171,562
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	87,809	[a]	87,763
Hyundai Auto Lease Securitization Trust, Ser. 2017-C, Cl. A3	2.12	2/16/2021	264,006	[a]	263,972
Hyundai Auto Lease Securitization Trust, Ser. 2017-C, Cl. A4	2.21	9/15/2021	295,000	[a]	295,050
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	250,000		255,739
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	320,000	[a]	332,443
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	40,000	[a]	40,064
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	50,000	[a]	50,749
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	380,000	[a]	394,020
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4	2.68	9/10/2026	370,000	[a]	377,402
				2,854,977

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.0% (continued)
Asset-Backed Ctfs./Credit Cards - .1%
Delamare Cards MTN Issuer, Ser. 2018-1A, Cl. A1, 1 Month LIBOR +.70%	2.88	11/19/2025	425,000	[a,b]	425,721
Banks - 2.4%
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	200,000		204,709
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	229,000		235,135
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	105,000		110,901
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	60,000		61,363
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	250,000		277,339
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	68,000		73,595
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	205,000		210,902
BB&T, Sr. Unscd. Notes	2.50	8/1/2024	265,000		269,314
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	325,000		346,964
Citigroup, Sr. Unscd. Notes	4.50	1/14/2022	180,000		189,982
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	260,000		324,797
Citizens Bank, Sr. Unscd. Notes	3.75	2/18/2026	250,000		270,231
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	200,000		209,850
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		278,019
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		212,899
JPMorgan Chase & Co., Sr. Unscd. Notes	4.50	1/24/2022	235,000		248,792
Keybank, Sr. Unscd. Bonds	2.50	11/22/2021	250,000		252,573
KFW, Gov't Gtd. Notes	2.38	12/29/2022	565,000		581,895
Morgan Stanley, Sr. Unscd. Notes	3.70	10/23/2024	85,000		90,857
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	310,000		326,292
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		81,311
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR +1.18%	3.46	1/20/2022	110,000	[b]	111,099
PNC Bank, Sr. Unscd. Notes	2.23	7/22/2022	290,000		291,058
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000		234,629
Royal Bank of Scotland Group, Sr. Unscd. Notes	4.27	3/22/2025	250,000		261,308
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	190,000		204,640
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	3.72	11/29/2023	395,000	[b]	405,876
The PNC Financial Services Group, Sr. Unscd. Notes	3.30	3/8/2022	210,000		216,872
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000		209,039
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	175,000		179,038

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.0% (continued)
Banks - 2.4% (continued)
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		354,722
				7,326,001
Beverage Products - .1%
Anheuser-Busch, Gtd. Notes	4.90	2/1/2046	180,000		215,404
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.00	4/13/2028	110,000		122,051
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	35,000		37,192
				374,647
Chemicals - .1%
Nutrien, Sr. Unscd. Notes	4.20	4/1/2029	70,000		78,302
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	145,000		159,779
				238,081
Collateralized Municipal-Backed Securities - .7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/1/2029	560,000	[c]	632,532
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/1/2029	545,000	[c]	610,370
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/1/2029	775,000	[c]	830,978
				2,073,880
Commercial & Professional Services - .1%
ERAC USA Finance, Gtd. Notes	7.00	10/15/2037	280,000	[a]	404,319
Commercial Mortgage Pass-Through Ctfs. - 1.4%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	3.27	12/15/2037	225,000	[a,b]	225,771
Commercial Mortgage Trust, Ser. 2013-300P, Cl. A1	4.35	8/1/2030	250,000	[a]	270,289
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. A4	3.18	2/1/2048	555,000		588,080
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/1/2050	465,000		511,260
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, 1 Month LIBOR +.70%	2.90	6/15/2034	335,000	[a,b]	334,682
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	2.90	12/22/2069	242,667	[a,b]	243,459
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. M55D	4.00	7/1/2058	443,512		466,013
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA	3.50	7/1/2058	216,998		228,239

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.0% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.4% (continued)
Seasoned Loans Structured Transaction, Ser. 2019-1, Cl. A2	3.50	5/1/2029	165,000		175,955
Silverstone Master Issuer, Ser. 2019-1A, Cl. 1A, 3 Month LIBOR +.57%	2.85	1/21/2070	250,000	[a,b]	250,177
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	3.15	1/17/2035	361,511	[a,b]	361,804
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/1/2036	244,385	[a]	249,909
VNDO Mortgage Trust, Ser. 2013-PENN, Cl. A	3.81	12/1/2029	250,000	[a]	253,993
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/1/2047	200,000		210,953
				4,370,584
Diversified Financials - .2%
American Express, Sr. Unscd. Notes	2.50	7/30/2024	130,000		132,423
American Express, Sr. Unscd. Notes	3.40	2/22/2024	180,000		189,982
Capital One Bank USA, Sub. Notes	3.38	2/15/2023	300,000		309,771
Visa, Sr. Unscd. Notes	3.15	12/14/2025	100,000		107,195
				739,371
Energy - .9%
BP Capital Markets, Gtd. Bonds	2.32	2/13/2020	550,000		550,698
Concho Resources, Gtd. Notes	4.88	10/1/2047	60,000		69,804
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	280,000		325,384
Energy Transfer Operating, Gtd. Notes	4.90	2/1/2024	225,000		243,626
Energy Transfer Operating, Gtd. Notes	5.95	10/1/2043	90,000		104,185
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	140,000		154,521
Kinder Morgan Energy Partners, Gtd. Notes	6.55	9/15/2040	210,000		267,391
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	110,000		116,053
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	210,000		229,062
Spectra Energy Partners, Gtd. Notes	4.75	3/15/2024	75,000		82,109
Total Capital International, Gtd. Notes	3.46	2/19/2029	260,000		285,227
TransCanada PipeLines, Sr. Unscd. Notes	4.25	5/15/2028	140,000		156,289
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	65,000		64,950
Western Midstream Operating, Sr. Unscd. Notes	4.65	7/1/2026	175,000		178,369
				2,827,668
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	2.50	8/15/2024	100,000		101,936

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.0% (continued)
Environmental Control - .1% (continued)
Waste Management, Gtd. Notes	3.15	11/15/2027	100,000		106,636
				208,572
Food Products - .0%
Kraft Heinz Foods, Gtd. Notes	3.95	7/15/2025	145,000		150,577
Foreign Governmental - .1%
Colombia, Sr. Unscd. Notes	4.50	3/15/2029	200,000		228,000
Panama, Sr. Unscd. Bonds	4.00	9/22/2024	200,000		216,502
				444,502
Health Care - .8%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	170,000		227,557
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/2025	130,000		134,775
Bristol-Myers Squibb, Sr. Unscd. Notes	3.20	6/15/2026	135,000	[a]	142,962
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	80,000	[a]	86,676
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	225,000		245,804
Express Scripts Holding, Gtd. Notes	3.05	11/30/2022	140,000		143,496
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/2026	75,000		80,675
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	110,000		134,017
Medtronic, Gtd. Notes	4.63	3/15/2045	50,000		65,016
Merck & Co., Sr. Unscd. Notes	2.90	3/7/2024	115,000		120,405
Merck & Co., Sr. Unscd. Notes	3.40	3/7/2029	60,000		66,118
Mylan, Gtd. Notes	3.15	6/15/2021	195,000		197,361
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	40,000		41,722
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	45,000		47,282
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	55,000		60,269
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	195,000		199,580
UnitedHealth Group, Sr. Unscd. Notes	2.88	8/15/2029	150,000		156,270
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	155,000		193,316
				2,343,301
Insurance - .7%
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	460,000		492,865
Jackson National Life Global Funding, Scd. Notes	3.30	2/1/2022	145,000	[a]	149,281
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	208,330
Metropolitan Life Global Funding I, Sr. Scd. Notes	2.40	1/8/2021	405,000	[a]	407,472

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.0% (continued)
Insurance - .7% (continued)
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	572,182
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	250,000	[a]	259,267
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	125,000		145,365
				2,234,762
Internet Software & Services - .1%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	175,000		215,089
Media - .4%
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	185,000		204,616
Comcast, Gtd. Notes	6.50	11/15/2035	210,000		298,064
Sky, Gtd. Notes	3.75	9/16/2024	265,000	[a]	285,601
The Walt Disney Company, Gtd. Notes	4.00	10/1/2023	55,000	[a]	58,880
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000	[a]	370,992
				1,218,153
Municipal Securities - .4%
Los Angeles Department of Water & Power System, Water and Power System Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000		172,267
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000		304,416
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000		14,447
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. YY	4.45	6/15/2020	425,000		431,473
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000		183,375
				1,105,978
Real Estate - .4%
Alexandria Real Estate Equities, Gtd. Notes	3.80	4/15/2026	225,000		242,891
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	165,000		189,452
AvalonBay Communities, Sr. Unscd. Notes	3.30	6/1/2029	215,000		231,190
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	300,000		319,805
Ventas Realty, Gtd. Notes	3.10	1/15/2023	210,000		216,268

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 28.0% (continued)
Real Estate - .4% (continued)
Vereit Operating Partnership, Gtd. Notes	3.95	8/15/2027	100,000	107,257
				1,306,863
Retailing - .2%
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	110,000	117,323
Target, Sr. Unscd. Notes	3.38	4/15/2029	250,000	274,426
Walmart, Sr. Unscd. Notes	3.05	7/8/2026	270,000	288,781
				680,530
Semiconductors & Semiconductor Equipment - .1%
Broadcom, Gtd. Notes	3.00	1/15/2022	245,000	247,074
Supranational Bank - .5%
Asian Development Bank, Sr. Unscd. Notes	2.25	1/20/2021	315,000	317,501
Corp Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	175,000	179,174
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	310,000	321,216
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	300,000	309,841
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.00	1/26/2022	320,000	323,754
				1,451,486
Technology Hardware & Equipment - .1%
Dell International, Sr. Scd. Notes	6.02	6/15/2026	130,000	[a] 146,830
Hewlett Packard Enterprise, Sr. Unscd. Notes	3.50	10/5/2021	35,000	35,801
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	145,000	153,705
				336,336
Telecommunication Services - .6%
AT&T, Sr. Unscd. Notes	4.25	3/1/2027	375,000	413,040
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	85,000	101,428
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	225,000	261,430
Cisco Systems, Sr. Unscd. Notes	2.50	9/20/2026	95,000	98,636
Corning, Sr. Unscd. Notes	4.38	11/15/2057	110,000	114,691
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	200,000	[a] 212,500
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	150,000	174,990
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	47,000	49,939
Verizon Communications, Sr. Unscd. Notes	3.88	2/8/2029	140,000	156,229
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	305,000	[a] 344,784
				1,927,667

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.0% (continued)
Transportation - .3%
CSX, Sr. Unscd. Notes	2.60	11/1/2026	380,000		388,205
CSX, Sr. Unscd. Notes	3.35	11/1/2025	205,000		217,917
FedEx, Gtd. Notes	4.40	1/15/2047	205,000		219,912
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	145,000		151,764
				977,798
U.S. Government Agencies - .3%
Federal Home Loan Bank, Bonds	1.88	11/29/2021	445,000		448,500
Federal National Mortgage Association, Notes	2.38	1/19/2023	575,000	[c]	591,987
				1,040,487
U.S. Government Agencies Mortgage-Backed - 8.1%
Federal Home Loan Mortgage Corp.:
2.50%, 11/1/27			216,549	[c]	220,081
3.00%, 12/1/33-12/1/46			1,420,402	[c]	1,460,435
3.50%, 12/1/41-11/1/44			2,285,583	[c]	2,399,055
5.50%, 4/1/22-1/1/36			77,845	[c]	86,632
Federal National Mortgage Association:
3.00%			745,000	[c,d]	759,522
3.00%, 6/1/28-3/1/48			3,219,905	[c]	3,313,103
3.50%, 5/1/38-8/1/56			5,111,176	[c]	5,320,212
3.50%			405,000	[c,d]	419,744
4.00%			2,265,000	[c,d]	2,351,176
4.00%, 7/1/42-6/1/47			2,223,782	[c]	2,362,107
4.50%, 2/1/39-5/1/47			2,322,471	[c]	2,502,726
5.00%, 8/1/20-7/1/39			342,388	[c]	376,127
5.50%, 9/1/34-5/1/39			65,288	[c]	74,145
8.00%, 3/1/30			103	[c]	103
Government National Mortgage Association I:
5.50%, 4/1/33			17,055		19,386
Government National Mortgage Association II:
3.00%, 1/1/45-11/1/47			1,415,257		1,463,661
4.00%, 10/1/47-1/1/48			1,105,709		1,157,758
4.50%, 7/1/48			744,384		781,397
				25,067,370
U.S. Government Securities - 6.5%
U.S. Treasury Bonds	2.88	5/15/2049	4,305,000	[e]	5,188,534
U.S. Treasury Bonds	3.00	2/15/2049	1,895,000	[e]	2,335,106
U.S. Treasury Bonds	3.38	11/15/2048	140,000		184,196
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-Bill +.05%	2.00	10/31/2020	195,000	[b]	194,676
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.88	2/15/2047	175,081	[f]	198,076

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 28.0% (continued)
U.S. Government Securities - 6.5% (continued)
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	4/15/2024	949,577	[e,f] 969,097
U.S. Treasury Notes	2.13	7/31/2024	5,340,000	5,521,059
U.S. Treasury Notes	2.38	3/15/2022	3,350,000	3,427,338
U.S. Treasury Notes	2.63	2/15/2029	290,000	318,603
U.S. Treasury Notes	2.63	12/15/2021	1,745,000	1,790,056
				20,126,741
Utilities - .8%
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.25	4/15/2028	95,000	101,092
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	165,000	178,017
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	275,000	289,055
Duke Energy Progress, First Mortgage Bonds	3.45	3/15/2029	245,000	267,470
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000	242,040
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	440,000	566,485
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	105,000	127,869
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	125,000	149,548
NiSource, Sr. Unscd. Notes	5.65	2/1/2045	230,000	305,187
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/2028	100,000	104,318
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	25,000	36,503
Southern California Edison, First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	265,498
				2,633,082
Total Bonds and Notes (cost $83,360,603)			87,193,888
Description			Shares	Value ($)
Common Stocks - 65.8%
Advertising - .7%
Omnicom Group			29,925	[e] 2,276,095
Aerospace & Defense - 2.4%
L3Harris Technologies			13,640	2,883,632
Northrop Grumman			2,034	748,248
United Technologies			29,371	3,825,279
				7,457,159
Agriculture - .2%
Archer-Daniels-Midland			13,810	525,470
Airlines - .8%
Delta Air Lines			42,007	2,430,525

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 65.8% (continued)
Automobiles & Components - .3%
General Motors	26,912	998,166
Banks - 5.6%
Bank of America	147,707	4,063,420
Citigroup	73,688	4,741,823
JPMorgan Chase & Co.	56,417	6,197,972
U.S. Bancorp	32,811	1,728,812
Wells Fargo & Co.	16,825	783,540
		17,515,567
Beverage Products - .4%
PepsiCo	9,203	1,258,326
Chemicals - 3.9%
CF Industries Holdings	52,599	2,534,746
Dow	27,987	1,193,086
DuPont de Nemours	7,243	492,017
Martin Marietta Materials	9,175	[e] 2,328,340
The Mosaic Company	93,736	1,723,805
Vulcan Materials	28,374	4,007,827
		12,279,821
Commercial & Professional Services - .6%
FleetCor Technologies	5,891	[g] 1,757,874
Consumer Discretionary - 1.3%
Chipotle Mexican Grill	1,524	[g] 1,277,752
Lennar, Cl. A	51,471	2,625,021
		3,902,773
Consumer Durables & Apparel - .2%
PVH	10,014	759,061
Consumer Staples - .5%
Colgate-Palmolive	20,176	1,496,050
Diversified Financials - 3.2%
American Express	4,012	482,924
Ameriprise Financial	3,957	510,374
Capital One Financial	5,467	473,552
LPL Financial Holdings	6,985	523,526
Morgan Stanley	62,294	2,584,578
Raymond James Financial	6,505	510,708
The Goldman Sachs Group	11,127	2,268,907
Voya Financial	53,363	2,631,863
		9,986,432
Electronic Components - 1.5%
Honeywell International	24,622	4,053,274
Quanta Services	22,353	757,767
		4,811,041
Energy - 4.4%
Apergy	23,381	[g] 607,438

Description	Shares		Value ($)
Common Stocks - 65.8% (continued)
Energy - 4.4% (continued)
Concho Resources	5,555		406,348
Hess	71,640		4,509,738
Marathon Petroleum	76,675		3,773,177
Occidental Petroleum	11,257		489,454
Phillips 66	20,464		2,018,364
Pioneer Natural Resources	4,191		517,253
Valero Energy	16,777		1,262,973
		13,584,745
Food & Staples Retailing - .3%
Walmart	9,104		1,040,223
Food Products - 1.3%
Conagra Brands	126,847		3,597,381
Mondelez International, Cl. A	9,167		506,202
		4,103,583
Food Service - .4%
McDonald's	5,475		1,193,386
Health Care - 7.7%
Anthem	7,915		2,069,931
Baxter International	9,398		826,554
Becton Dickinson & Company	4,587		1,164,731
BioMarin Pharmaceutical	6,123	[g]	459,592
Boston Scientific	17,570	[g]	750,766
Charles River Laboratories International	5,558	[g]	729,210
Cigna	3,237		498,401
Humana	1,712		484,855
Medtronic	51,218		5,525,910
Merck & Co.	57,578		4,978,770
Pfizer	99,217		3,527,164
Sage Therapeutics	2,561	[e,g]	439,647
Sarepta Therapeutics	6,120	[e,g]	551,718
Vertex Pharmaceuticals	5,885	[g]	1,059,418
Zoetis	7,127		900,995
		23,967,662
Information Technology - 5.5%
Fiserv	6,992	[g]	747,724
HubSpot	4,826	[e,g]	963,656
International Business Machines	19,961		2,705,314
Microsoft	42,820		5,903,165
Oracle	8,637		449,642
Salesforce.com	6,779	[g]	1,057,998
Splunk	5,943	[g]	664,546
SS&C Technologies Holdings	21,598		1,006,683
Teradata	16,695	[e,g]	515,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 65.8% (continued)
Information Technology - 5.5% (continued)
Visa, Cl. A	16,513		2,985,881
		16,999,984
Insurance - 5.3%
American International Group	68,201		3,549,180
Arthur J. Gallagher & Co.	42		3,810
Assurant	23,334		2,870,082
Berkshire Hathaway, Cl. B	36,174	[g]	7,358,153
Chubb	6,529		1,020,352
The Hartford Financial Services Group	22,553		1,314,389
Willis Towers Watson	1,261		249,640
		16,365,606
Internet Software & Services - 3.4%
Alphabet, Cl. A	1,268	[g]	1,509,592
Alphabet, Cl. C	5,074	[g]	6,028,419
Amazon.com	1,778	[g]	3,158,244
		10,696,255
Media - .5%
Comcast, Cl. A	36,427		1,612,259
Metals & Mining - .6%
Freeport-McMoRan	53,701		493,512
Newmont Goldcorp	38,463		1,534,289
		2,027,801
Real Estate - .7%
Lamar Advertising, Cl. A	12,919	[h]	990,241
Outfront Media	43,806	[h]	1,203,789
		2,194,030
Retailing - 1.1%
O'Reilly Automotive	2,296	[g]	881,113
Target	23,822		2,549,907
		3,431,020
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials	10,785		517,896
Broadcom	10,690		3,021,422
Microchip Technology	8,537	[e]	736,999
Micron Technology	11,482	[g]	519,790
Texas Instruments	6,063		750,296
Xilinx	12,183		1,267,763
		6,814,166
Technology Hardware & Equipment - 3.2%
Corning	105,487		2,937,813
Palo Alto Networks	7,855	[g]	1,599,435
Qualcomm	42,448		3,301,181
Western Digital	9,060		518,866

Description			Shares	Value ($)
Common Stocks - 65.8% (continued)
Technology Hardware & Equipment - 3.2% (continued)
Zebra Technologies, Cl. A			7,678	[g] 1,574,220
				9,931,515
Telecommunication Services - 4.1%
AT&T			220,712	7,782,305
Cisco Systems			103,979	4,867,257
				12,649,562
Transportation - .8%
Union Pacific			14,911	2,414,986
Utilities - 2.7%
Clearway Energy, Cl. C			61,240	[e] 1,083,948
Edison International			47,243	3,414,252
PPL			132,375	3,911,681
				8,409,881
Total Common Stocks (cost $172,362,290)			204,891,024

Exchange-Traded Funds - .0%
Registered Investment Companies - .0%
iShares Russell 1000 Value ETF (cost $113,638)			903	112,496
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - 1.0%
U.S. Government Securities
U.S. Treasury Bills (cost $3,086,863)	1.89	11/21/2019	3,100,000	[i] 3,086,837
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 6.1%
Registered Investment Companies - 6.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $18,928,867)	2.09		18,928,867	[j] 18,928,867
Total Investments (cost $277,852,261)			100.9%	314,213,112
Liabilities, Less Cash and Receivables			(0.9%)	(2,818,273)
Net Assets			100.0%	311,394,839

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, these securities were valued at $9,135,726 or 2.93% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

e Security, or portion thereof, on loan. At August 31, 2019, the value of the fund’s securities on loan was $16,691,829 and the value of the collateral held by the fund was $17,074,754, consisting of U.S. Government & Agency securities.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Non-income producing security.

h Investment in real estate investment trust within the United States.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Asset-Backed	−	4,824,391	−	4,824,391
Collateralized Municipal-Backed Securities	−	2,073,880	−	2,073,880
Commercial Mortgage-Backed	−	4,370,584	−	4,370,584
Corporate Bonds	−	28,139,955	−	28,139,955
Equity Securities―Common Stocks	204,891,024	−	−	204,891,024
Exchange-Traded Funds	112,496	−	−	112,496
Foreign Government	−	444,502	−	444,502
Investment Companies	18,928,867	−	−	18,928,867
Municipal Securities	−	1,105,978	−	1,105,978
U.S. Government Agencies Mortgage-Backed	−	26,107,857	−	26,107,857
U.S. Treasury	−	23,213,578	−	23,213,578

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2019, accumulated net unrealized appreciation on investments was $36,360,851, consisting of $43,172,604 gross unrealized appreciation and $6,811,753 gross unrealized depreciation

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.